Borrowings - Securities covenants and guarantees, Bonds and Corporate guarantor financial covenants (Details) $ / shares in Units, kr in Thousands, $ in Thousands								12 Months Ended
	Oct. 21, 2020 USD ($)	Jan. 31, 2020 NOK (kr)	Jan. 31, 2020 USD ($)	Nov. 27, 2019 NOK (kr)	Nov. 27, 2019 USD ($)	May 16, 2019 USD ($)	Mar. 22, 2017 USD ($)	Dec. 31, 2020 USD ($) $ / kr $ / shares	Dec. 31, 2019 USD ($) $ / kr	Dec. 31, 2018 USD ($)	Nov. 27, 2019 USD ($)	Jun. 27, 2016 NOK (kr)	Jun. 27, 2016 USD ($)
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount								120.00%
Minimum liquidity at all times								$ 1,500
Amount repaid								1,481,709	$ 547,751	$ 231,753
Loss on redemption of bond								1,937	2,119
Outstanding balance								3,773,221	3,147,395
GasLog Partners LP
Borrowings
Minimum amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates)								$ 45,000
Maximum percentage of total indebtedness to total assets								65.00%
GAS-twenty Ltd
Borrowings
Minimum liquidity at all times								$ 5,500
GAS-twenty five Ltd
Borrowings
Minimum liquidity at all times								$ 3,843
GasLog Partners $193.7M Facility
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount								130.00%
Outstanding balance								$ 193,713
October 2015 facility
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, first two years								115.00%
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, after first two years								120.00%
October 2015 facility | GAS-twenty five Ltd
Borrowings
Unamortized fees written off	$ 3,571
Facility 7xNB
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, first two years								115.00%
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, after first two years								120.00%
GasLog Hong Kong SLB
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount								100.00%
Outstanding balance								$ 163,406
NOK 2021 and 2024 Bonds
Borrowings
Outstanding balance									149,433
Fair value of bond									$ 157,383
Exchange rate | $ / kr									0.1134
NOK 2021 Bonds
Borrowings
Issue of senior unsecured bond												kr 750,000	$ 90,150
Amount repaid | kr		kr 434,000		kr 316,000
Percentage of redemption price of par value		104.00%	104.00%	104.75%	104.75%
Loss on redemption of bond			$ 1,937		$ 1,644
Unamortized fees written off								316
NOK 2024 Bonds
Borrowings
Issue of senior unsecured bond				kr 900,000							$ 98,550
Percentage of redemption price of par value				101.00%	101.00%
Outstanding balance								104,017
Fair value of bond								$ 96,581
Exchange rate | $ / kr								0.1170
Maximum permitted per share value of Distributions | $ / shares								$ 1.10
Minimum amount of cash and cash equivalents and short-term investments for Distributions								$ 150,000
8.875% Senior Notes
Borrowings
Percentage of redemption price of par value								100.00%
Principal amount of notes issued						$ 75,000	$ 250,000
Interest rate on borrowings						8.875%	8.875%
Percentage of original price for issued price						102.50%	100.00%
Yield to maturity						7.89%
Gross proceeds from issuance of notes						$ 76,875
Premium on issuance						$ 1,875
Outstanding balance								$ 313,773	$ 322,938
Basis points for redemption price								0.50%
Minimum amount of net working capital (excluding the current portion of long-term debt)								$ 0
Minimum amount of unencumbered cash and cash equivalents								$ 35,000
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months basis								100.00%
Minimum market value adjusted net worth								$ 300,000
Maximum percentage of total indebtedness plus total equity to total assets								75.00%
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness								2.50%
8.875% Senior Notes | Redemption of bonds and notes issued
Borrowings
Percentage of redemption price of par value									104.75%
Loss on redemption of bond									$ 475
Repayments of notes									$ 10,000
Loan facilities (except for the 2019 Partnership Facility, the GasLog Partners $260.3M Facility, the GasLog Partners $193.7M Facility and the debt of the vessels owned by GasLog Partners under the October 2015 Facility) and NOK 2024 Bonds
Borrowings
Maximum percentage of total indebtedness to total assets								75.00%
Minimum amount of net working capital (excluding the current portion of long-term debt)								$ 0
Minimum amount of unencumbered cash and cash equivalents								$ 75,000
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months basis								110.00%
Minimum amount of cash and cash equivalent and short-term investments for EBITDA over debt service obligations ratio to be regarded as complied with								$ 110,000
Minimum market value adjusted net worth								$ 350,000
NIBOR | NOK 2021 Bonds
Borrowings
Adjustment to interest rate basis												6.90%	6.90%